Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2040 Fund	May 30, 2024
Fidelity Advisor Freedom 2040 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	19.02%
Past 5 years	11.11%
Since Inception	8.46%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.78%
F0270
Average Annual Return:
Past 1 year	19.58%
Past 5 years	10.86%
Since Inception	8.54%

[1]	A From June 6, 2017 .